CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Debt Disclosure [Abstract]
CONVERTIBLE DEBT
5.	CONVERTIBLE DEBT

	As of
	March 31, 2017	June 30, 2016
Convertible Security	$4,943	$5,991
Convertible Notes	559	475
	$5,502	$6,466

Convertible Security Funding

Changes in the Lind Partners Asset Management IV, LLC (“Lind”) convertible security (the “Convertible Security”) balance are comprised of the following:

Convertible Security
Balance, June 30, 2016	$5,991
Additional debt drawdown	1,000
Conversions, at fair value	(2,212)
Change in fair market value	164
Balance, March 31, 2017	$4,943

Further to the terms of the Convertible Security, upon satisfaction of certain conditions, including but not limited to a minimum draw down amount by Lind under the Convertible Security, a minimum market capitalization for the Company, and a minimum amount of cash on the Company’s balance sheet, the Company had the right to call an additional $1,000 under the Convertible Security (a “First Tranche Increase”). On February 14, 2017, upon satisfaction of the conditions for the First Tranche Increase, the Company provided notice to Lind to demand the advancement of an additional $1,000 in funding under the Convertible Security pursuant to its right to call. This amount was funded by Lind on March 31, 2017, resulting in an increase in the face amount of the Convertible Security increased by $1,200 ($1,000 in funding and $200 in implied interest). The maturity date of the First Tranche increase is March 31, 2019. Consistent with the accounting method utilized for the original Convertible Security drawdowns, the First Tranche Increase has been accounted for at fair value.

In connection with the First Tranche Increase closing, the Company issued Lind 890,670 common share purchase warrants of the Company (the “First Tranche Warrants”). The First Tranche Warrants have a term of 36 months from issuance, and an exercise price $C0.90. The fair value of the First Tranche Warrants was estimated based on the Black Scholes pricing model using a risk-free interest rate of 1.30%, an expected dividend yield of 0%, a volatility of 81%, and an expected life of 3.0 years. The Company recognized $234 in change in financial instrument fair value in the consolidated statement of operations related to fair value of the First Tranche Warrants at closing.

On March 20, 2017, the Company and Lind entered into an amendment to extend the term of the Convertible Security from 24 months to 30 months, such that the due date has been extended to June 17, 2018.

The Convertible Security is convertible into Common Shares of the Company at a conversion price equal to 85% of the volume weighted average trading price of the Common Shares (in Canadian dollars) on the TSX for the five consecutive trading days immediately prior to the date on which the Lind provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time. During the nine-month period ended March 31, 2017, $1,850 face value of the Convertible Security was converted into 3,999,045 Common Shares.

The Convertible Security contains financial and non-financial covenants customary for a facility of this size and nature, and includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach. The Company was in compliance as of March 31, 2017.

Convertible Notes

Changes in the Company’s outstanding convertible promissory notes (the “Convertible Notes”) balance are comprised of the following:

Convertible Notes
Balance, June 30, 2016	$475
Accreted interest, net of interest paid	84
Balance, March 31, 2017	$559

The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Balance, June 30, 2016	$330
Change in fair value of derivative liability	(215)
Balance, March 31, 2017	$115

7.	CONVERTIBLE DEBT

	As of June 30,
	2016	2015
Convertible Notes	$475	$-
Convertible Security	5,991	-
	$6,466	$-

Convertible Notes

The Company completed a non-brokered private placement of unsecured convertible promissory notes (the “Notes”), for gross proceeds of $800 (the “Private Placement”) in October 2015. The Notes bear interest at a rate of 8%, payable quarterly in arrears, are non-transferable and have a term of three years from the date of issue. Principal under the Notes is convertible by lenders at any time into, and payable by the Company in, common shares of the Company at a conversion price of C$0.97 per common share, calculated on conversion or repayment using the then-current Bank of Canada noon exchange rate. Accrued but unpaid interest on the Notes will be convertible by lender into, and payable by the Company in, common shares at a price per common share equal to the most recent closing price of the Company’s common shares prior to the delivery to the Company of a request to convert interest, or the due date of interest, as applicable, calculated using the then-current Bank of Canada noon exchange rate. Interest, when due, is payable either in cash or Shares, at the election of the Company.

The conversion feature of the debentures meets the definition of a derivative liability instrument because the conversion feature is denominated in a currency other than the Company’s Canadian dollar functional currency and the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion feature of the debentures is required to be recorded as a derivative liability recorded at fair value and marked-to-market each period with the changes in fair value each period being charged or credited to income.

The following table discloses the components associated with this transaction on the closing date:

Convertible Notes
Face value of Notes on closing	$800
Less:
Transaction costs	(47)
Conversion component	(360)
Convertible notes, opening balance	$393

The Company incurred transaction costs of $47, which have been added to the carrying amount of the financial liability and are amortized as part of the effective interest rate.

Changes in the Notes balance are comprised of the following:

Convertible Notes
Notes, balance on closing	$393
Accreted interest, net of interest paid	82
Balance, June 30, 2016	$475

The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Opening balance	$360
Change in fair value of derivative liability	(30)
Balance, June 30, 2016	$330

Lind Partners Convertible Security Funding

On December 22, 2015, the Company closed a definitive convertible security funding agreement (the "Lind Agreement") with Lind Asset Management IV, LLC (“Lind”). The Lind Agreement is comprised of a $4,500 principal amount, 10% secured convertible security (the “Convertible Security”) and 3,125,000 transferable common share purchase warrants (the “Lind Warrants”). The Convertible Security has a term of two years from its date of issuance, and interest is prepaid and added to its principal amount; accordingly, the initial face value of the Convertible Security is $5,400, and the yield of the Convertible Security (if held, unconverted, to maturity) will be 10% per annum, or $900. Each Lind Warrant will entitle the holder to purchase one additional common share (a “Lind Warrant Share”) at a price of C$0.72 on or before December 22, 2018. Lind can increase the funding under the Convertible Security by an additional $1,000 during its two-year term. Further, provided certain conditions are met, the Company will have the right to call an additional $1,000 under the funding agreement.

The Convertible Security is convertible into common shares of the Company at a conversion price equal to 85% of the volume weighted average trading price of the common shares (in Canadian dollars) for the five consecutive trading days immediately prior to the date on which the Investor provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time. The issuance of the Convertible Security and the Lind Warrants was completed on a non-brokered private placement basis.

The Company has elected to account for the Convertible Security at fair value. Transaction costs of $214, including a 3% closing fee paid to Lind $135, were expensed at closing. In addition, the Company recognized $620 in change in financial instrument fair value in the consolidated statement of operations related to fair value of the Lind Warrants at closing. The fair value of the Lind Warrants was estimated based on the Black Scholes pricing model using a risk free interest rate of 1.30%, an expected dividend yield of 0%, a volatility of 86.58%, and an expected life of 3.0 years.

Changes in the Convertible Security balance are comprised of the following:

Convertible Security
Opening balance	$4,500
Conversions	(638)
Change in fair market value	2,129
Balance, June 30, 2016	$5,991

The Convertible Security contains financial and non-financial covenants customary for a facility of this size and nature, and includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach. This covenant became effective after February 1, 2016 and the Company was in compliance as of June 30, 2016.